Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net revenue	$ 1,091,889	$ 815,225	$ 12,455,414
Net revenue - related parties			192,841
Total revenue	1,091,889	815,225	12,648,255
Cost of revenue	1,112,463	857,060	13,992,499
Cost of revenue - related parties			178,636
Total cost of revenue	1,112,463	857,060	14,171,135
Gross loss	(20,574)	(41,835)	(1,522,880)
Operating expenses:
Selling expense	75,944	117,993	920,237
General and administrative expense	3,944,709	1,766,109	3,702,035
Impairment of long-lived assets other than goodwill	217,257		813,344
Impairment of goodwill	355,570
Total operating expenses	4,593,480	1,884,102	5,435,616
Loss from operations	(4,614,054)	(1,925,937)	(6,958,496)
Interest expense	(957,548)	(1,180,489)	(1,378,755)
Government subsidies		8,651	129,255
Other income	215,858	137,163	1,189
Other expense	(1,636,080)	(35,197)	(290,655)
Investment income, net	275,866	2,120,241
Loss from equity method investment			(127,965)
Total other income (expenses)	(2,101,904)	1,050,369	(1,666,931)
Loss before income tax benefit	(6,715,958)	(875,568)	(8,625,427)
Income tax benefit		(900)
Net loss	(6,715,958)	(874,668)	(8,625,427)
Less: Net loss attributable to non-controlling interest	(595,650)		(8)
Net loss attributable to TDH Holdings, Inc.	(6,120,308)	(874,668)	(8,625,419)
Comprehensive loss
Net loss	(6,120,308)	(874,668)	(8,625,427)
Other comprehensive loss
Foreign currency translation adjustment	(247,807)	(355,411)	(100,954)
Total comprehensive loss	(6,368,115)	(1,230,079)	(8,726,381)
Less: Comprehensive loss attributable to noncontrolling interest			(8)
Comprehensive loss attributable to TDH Holdings, Inc.	$ (6,368,115)	$ (1,230,079)	$ (8,726,373)
Loss per common share attributable to TDH Holdings, Inc.
Basic (in Dollars per share)	$ (0.1)	$ (0.02)	$ (0.41)
Diluted (in Dollars per share)	$ (0.1)	$ (0.02)	$ (0.41)
Weighted average common shares outstanding
Basic (in Shares)	59,185,891	45,849,995	21,022,598
Diluted (in Shares)	59,185,891	45,849,995	21,022,598